UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
                     ---------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
For the Six Months Ended September 30, 2008 (Unaudited)

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------


 TABLE OF CONTENTS


      Management Commentary                                                   1

      Schedule of Investments                                                 3

      Statement of Assets, Liabilities and Members' Capital - Net Assets      5

      Statement of Operations                                                 6

      Statement of Changes in Members' Capital - Net Assets                   7

      Statement of Cash Flows                                                 8

      Notes to Financial Statements                                           9

      Additional Information                                                 17

[LOGO] LAZARD                                     Administrator:
                                                  PNC Global Investment Services
                                                  400 Bellevue Parkway
                                                  Wilmington
                                                  Delaware 19809
                                                  Tel: 302-791-2595
                                                  Fax: 302-791-4076


LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------
November 2008


Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") posted a -6.1% return over the six-month period ended September 30, 2008. Since inception on September 1, 2001, the Fund has posted an annualized return of 5.5%, net of all fees. In addition, since inception, the Fund's 4.0% volatility is within range of its targeted volatility of 3% to 5%.

-----------------------------------------------------------------------------------------------------------------------
                                                 APRIL 1, 2008 TO                              ANNUALIZED SINCE
                                                  SEPT 30, 2008           YTD 2008           SEPTEMBER 1, 2001
-----------------------------------------------------------------------------------------------------------------------
                                                  RATE OF RETURN     RATE OF RETURN     RATE OF RETURN    VOLATILITY(2)
-----------------------------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC(1)             -6.1%              -8.5%              5.5%            4.0%
-----------------------------------------------------------------------------------------------------------------------

Investment by Strategy

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Other Assets, less Liabilities        9.74%
               Event Driven                         19.00%
               Long/Short                           22.10%
               Relative Value                       27.97%
               Tactical Trading                     21.11%
               Investment in Money Market Fund       0.08%

----------

(1) Returns are reported net of fees, including any incentive allocation. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Past performance, wherever stated in this letter, is not indicative of future results.

(2) Volatility is measured as annualized standard deviation. The Company's goal of maintaining a diversified portfolio of strategies and managers that are primarily focused on risk-adjusted alpha generation is designed to result in a return series with relatively controlled risks, which Lazard estimates to be within the targeted volatility range.

[LOGO] LAZARD
--------------------------------------------------------------------------------

Given the market environment, the portfolio's net return of -6.1% over the previous 6 months protected capital on a relative basis. The period began with a strong bounce in equity markets precipitated by the response from policy makers to the first quarter's drama including the Fed assisted Bear Stearns takeover, the term lending facilities for non-U.S. Treasury collateral and the fiscal stimulus plan. However, by May, bad news overwhelmed relief as the ever widening impact of the credit crunch, price increases in commodities and new lows in the housing market resulted in a consistent string of negative headlines. The result was a pronounced and consistent sell-off of global equity markets from the middle of May through September, erasing initial gains and taking benchmarks to new lows for the year.

During the six-month period ended September 30, 2008, the Dow Jones Industrial fell -13.0%, the S&P 500 fell - 10.9%, the NASDAQ Composite fell -8.6%, the Russell 2000 fell -0.5%, the MSCI Europe (in USD) fell -23.4% and the MSCI Emerging Markets dropped -27.4%. The implied volatility of equities in the S&P 500 (the VIX Index) rose 74% for the period and the comparable measure for NASDAQ stocks (the VXN Index) rose 60%. Both the VIX and VXN indices spiked in September, making their June rises look modest by comparison.

The U.S. Treasury yield curve rose and bowed out at the 5 year point. 3 month yields fell -41 bps while 6 month to 30 year rates rose across the curve. 5 year and 10 year rates rose the most, gaining 54 bps and 41 bps respectively.

The commodity rally hit a brick wall in the third quarter, with most markets giving up initial gains and falling for the six month period. During the third quarter, the S&P GSCI Commodity Index fell -28.6%, the mirror image of second quarter performance. Grains such as wheat and corn were particularly weak, falling -26.8% and -14.0% respectively. Industrial metals such as copper and zinc were not immune to the sell-off, both falling more than 20%. Outliers such as cocoa and coffee finished the period modestly positive.

The opportunity set in many hedge fund styles has become truly remarkable. We believe there is potential for low risk income from certain mortgage and structured credit sectors. We also believe it is possible to achieve high outright returns from trading interest rate, currency, credit and commodity markets directionally. We are convinced there are compelling values in global equity markets, although we take a dim view of significant beta exposure, for the time being. Distressed corporate credit still seems like a future sector as default rates inevitably rise, but can still generate tremendous opportunities on the short side, or in relative value positions, in the interim.

We look forward to taking advantage of these and other opportunities to continue to seek alpha-laden, uncorrelated returns for our investors.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

/s/ Kit Boyatt                       /s/ Christian Frei                  /s/ Chris Heasman
-----------------------------        ----------------------------        ------------------------------
Kit Boyatt                           Christian Frei                      Chris Heasman
Director                             Director                            Director
Lazard Asset Management LLC          Lazard Asset Management LLC         Lazard Asset Management LLC

All information on allocations to hedge funds is as of September 30, 2008. The Company's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2008

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PERCENTAGE
                                                                                               OF
                                                                                             MEMBERS'
                                                                           COST              CAPITAL           FAIR VALUE
                                                                     ------------------   --------------    ------------------
INVESTMENTS IN PORTFOLIO FUNDS (90.18%) #

EVENT DRIVEN (19.00%)
Bennelong Global Special Opportunities Fund Limited                   $       3,900,000         3.15%       $     3,918,725
Farallon Capital Partners, L.P.                                                       -         2.29%             2,850,000
Litespeed Partners, L.P.                                                      2,400,000         2.97%             3,675,993
Paulson Advantage, L.P.                                                       2,500,000         5.64%             7,006,781
Restoration Partners, LLC                                                     3,900,000         3.24%             4,022,448
Spinnaker Global Strategic Fund, LTD                                            496,852         1.71%             2,129,739
                                                                      -----------------                     ---------------
                                                                             13,196,852                          23,603,686
                                                                      -----------------                     ---------------

LONG/SHORT (22.10%)
Arience Capital Partners I, L.P.                                              3,650,000         4.35%             5,408,122
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.                       4,100,000         3.76%             4,666,235
Defiance Asset Management Fund, L.P.                                          4,700,000         3.31%             4,114,330
Jetstream Global Fund, L.P.                                                   2,200,000         5.31%             6,601,488
Nile Master Fund Limited                                                      4,000,000         3.10%             3,850,384
Strata Fund (QP) L.P.                                                         4,000,000         2.27%             2,815,791
                                                                      -----------------                     ---------------
                                                                             22,650,000                          27,456,350
                                                                      -----------------                     ---------------

RELATIVE VALUE (27.97%)
Blue Mountain Credit Alternatives Fund L.P.                                   4,000,000         3.24%             4,025,736
Brownstone Partners Catalyst Fund, LLC                                        5,100,000         4.80%             5,966,729
CRC Global Structured Credit Fund, LTD                                        4,500,000         6.15%             7,641,755
Ionic Capital LLC                                                             5,500,000         5.02%             6,236,251
MKM Longboat Multi-Strategy Fund, L.P.                                        1,330,670         0.93%             1,151,009
QFR Victoria Fund, Ltd                                                        4,250,000         4.77%             5,928,820
WAF Fund, L.P.                                                                1,300,000         1.02%             1,263,477
West Side Partners, L.P.                                                      2,639,855         2.04%             2,534,977
                                                                      -----------------                     ---------------
                                                                             28,620,525                          34,748,754
                                                                      -----------------                     ---------------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2008 (UNAUDITED) (CONCLUDED)
----------------------------------------------------------------------

                                                                                           PERCENTAGE
                                                                                               OF
                                                                                             MEMBERS'
                                                                           COST              CAPITAL           FAIR VALUE
                                                                     ------------------   --------------    ------------------
INVESTMENTS IN PORTFOLIO FUNDS (90.18%) #
(CONCLUDED)
TACTICAL TRADING (21.11%)
Bear Stearns Structured Risk Partners Fund, L.P.                      $       3,207,500         1.62%       $     2,012,607
BlueMountain Equity Alternative Fund L.P.                                     4,500,000         4.22%             5,243,129
Diamondback Partners, L.P.                                                    5,000,000         4.80%             5,966,083
Rubicon Global Partners, LP                                                   3,700,000         3.05%             3,776,457
The Blenheim Fund, L.P.                                                       3,800,000         3.89%             4,837,271
Third Wave Global Macro, L.P.                                                 3,800,000         3.53%             4,383,390
                                                                      -----------------                     ---------------
                                                                             24,007,500                          26,218,937
                                                                      -----------------                     ---------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                         88,474,877                         112,027,727

INVESTMENT IN MONEY MARKET FUNDS (0.08%)                                         99,975                              99,975
                                                                      -----------------                     ---------------

TOTAL INVESTMENTS                                                     $      88,574,852                         112,127,702
                                                                      =================                     ---------------
OTHER ASSETS, LESS LIABILITIES (9.74%)                                                                           12,100,210
                                                                                                            ---------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                     $   124,227,912
                                                                                                            ===============
# Non-income producing securities.


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2008
                                                              ------------------
ASSETS

Investments at fair value (cost - $88,574,852)                  $  112,127,702
Cash and cash equivalents                                           11,729,106
Redemption receivable from Portfolio Funds                           6,355,614
Interest receivable                                                      7,873
                                                                --------------
       TOTAL ASSETS                                                130,220,295
                                                                --------------
LIABILITIES

Redemption payable from contributing members' accounts               4,723,198
Contributions received in advance                                      725,000
Management fee payable                                                 335,768
Professional fees payable                                              137,413
Board of Managers' fees payable                                         26,250
Other accrued expenses                                                  44,754
                                                                --------------
       TOTAL LIABILITIES                                             5,992,383
                                                                --------------
             NET ASSETS                                         $  124,227,912
                                                                ==============
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                     $   84,511,779
Accumulated net investment loss                                     (9,868,993)
Accumulated net realized gains                                      26,032,276
Accumulated net unrealized appreciation on investments              23,552,850
                                                                --------------
       MEMBERS' CAPITAL - NET ASSETS                            $  124,227,912
                                                                ==============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                        FOR THE SIX MONTHS ENDED
                                                           SEPTEMBER 30, 2008
                                                       -------------------------
INVESTMENT INCOME
   Interest                                                   $     34,787
                                                              ------------
   TOTAL INVESTMENT INCOME                                          34,787
                                                              ------------
EXPENSES

OPERATING EXPENSES:

   Management fee                                                  661,358
   Accounting and administration fees                               92,401
   Professional fees                                                74,200
   Board of Managers' fees                                          47,500
   Custodian fees                                                    9,455
   Miscellaneous                                                    43,775
                                                              ------------
   TOTAL EXPENSES                                                  928,689
                                                              ------------
   NET INVESTMENT LOSS                                            (893,902)
                                                              ------------
NET REALIZED LOSS FROM INVESTMENTS                              (3,550,183)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS            (3,831,589)
                                                              ------------
   NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS            (7,381,772)
                                                              ------------
   NET DECREASE IN MEMBERS' CAPITAL RESULTING
      FROM OPERATIONS                                         $ (8,275,674)
                                                              ============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

For the six months ended September 30, 2008 (unaudited) and the year ended March 31, 2008:

                                                                   CONTRIBUTING           SPECIAL
                                                                      MEMBERS             MEMBER               TOTAL
                                                                   -------------        ------------       -------------
MEMBERS' CAPITAL AT MARCH 31, 2007                                 $ 111,696,104        $    408,219       $ 112,104,323

    Capital contributions                                             28,237,962                   -          28,237,962
    Capital distributions                                            (16,895,830)         (1,192,466)        (18,088,296)
    Net investment loss                                               (1,577,567)                  -          (1,577,567)
    Net realized gain from investments                                 6,075,750                   -           6,075,750
    Net change in unrealized appreciation on investments                 136,082                   -             136,082
    Actual Incentive Allocation from
       January 1, 2007 to December 31, 2007                           (1,192,466)          1,192,466                   -
    Reverse accrued Incentive Allocation from
       January 1, 2007 to March 31, 2007                                 408,219            (408,219)                  -
                                                                   -------------        ------------       -------------
MEMBERS' CAPITAL AT MARCH 31, 2008                                 $ 126,888,254        $          -       $ 126,888,254
                                                                   =============        ============       =============
    Capital contributions                                             12,786,082                   -          12,786,082
    Capital distributions                                             (7,170,750)                  -          (7,170,750)
    Net investment loss                                                 (893,902)                  -            (893,902)
    Net realized loss from investments                                (3,550,183)                  -          (3,550,183)
    Net change in unrealized appreciation on investments              (3,831,589)                  -          (3,831,589)
                                                                   -------------        ------------       -------------
MEMBERS' CAPITAL AT SEPTEMBER 30, 2008                             $ 124,227,912        $          -       $ 124,227,912
                                                                   =============        ============       =============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED
                                                                              SEPTEMBER 30, 2008
                                                                             -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Decrease in members' capital resulting from operations                          $ (8,275,674)
    Adjustments to reconcile decrease in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Portfolio Funds                                               (10,200,000)
      Proceeds from redemption of Portfolio Funds                                 11,525,266
      Net realized loss from investments                                           3,550,183
      Net change in unrealized appreciation on investments                         3,831,589
      Net decrease in Money Market Funds                                             690,043
      Decrease in interest receivable                                                  2,857
      Increase in management fee payable                                              13,631
      Decrease in professional fees payable                                          (25,697)
      Increase in Board of Managers' fees payable                                      2,500
      Increase in other accrued expenses                                               2,821
                                                                                ------------
      Net cash provided by operating activities                                    1,117,519
                                                                                ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Capital contributions, net of change in advance contributions               12,161,082
      Capital distributions, net of change in redemptions payable                 (4,596,814)
                                                                                ------------
      Net cash provided by financing activities                                    7,564,268
                                                                                ------------
Net increase in cash and cash equivalents                                          8,681,787
Cash and cash equivalents at beginning of period                                   3,047,319
                                                                                ------------
Cash and cash equivalents at end of period                                      $ 11,729,106
                                                                                ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The investment objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its investment objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC ("LAM"), a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies Holdings, LLC (the "Special Member"), an affiliate of the Investment Adviser, holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the incentive allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the members of the Board of Managers of the Company (the "Board").

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     A.   NET ASSET VALUATION

     The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, in accordance with procedures established by the Board, which ordinarily will be the value determined by the Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Fund Agreements"). Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds' offering documents.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   NET ASSET VALUATION (CONTINUED)

     If the Investment Adviser determines that the most recent value reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a value to the Company, a fair value determination is made under procedures established by and under the general supervision of the Board. As of September 30, 2008, certain Portfolio Funds have assets maintained by certain Lehman Brothers, Inc. entities ("Lehman"), or have engaged in certain transactions with such Lehman entities. As a result of bankruptcy, administration or similar proceedings being commenced by Lehman, these Portfolio Funds may not be able to recover all or any portion of those assets with respect to those transactions. As a result, certain of the Portfolio Funds have, in their judgment, made corresponding adjustments to their valuations to take this into account. In addition, the Investment Adviser has adjusted the fair value of one particular Portfolio Fund, in accordance with the Company's valuation procedures, and in consultation with the Board, based on information provided by the Portfolio Fund or obtained from sources that the Investment Adviser believes to be reliable. These adjustments have been reflected in the Company's financial statements. Additional information may require further adjustments.

     Listed securities are valued at the last sale price on national securities exchanges quoted prior to the close of the New York Stock Exchange.

     Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

     A partial sale of a Portfolio Fund will first reduce the cost basis of the Portfolio Fund, with any remaining sale proceeds therefore reducing unrealized appreciation/depreciation.

     Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

     Investments measured and reported at fair value are classified and disclosed in one of the following categories:

     Level I - Quoted prices are available in active markets for identical investments as of the reporting date. As required by SFAS 157, the Fund does not adjust the quoted price for these investments.

     Level II - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   NET ASSET VALUATION (CONTINUED)

Level III - Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity for the investment.


The following tables summarize the valuation of the Company's investments under the SFAS 157 fair value hierarchy levels as of September 30, 2008:

ASSETS

--------------------------------------------------------------------------------------------
                               LEVEL I       LEVEL II       LEVEL III            TOTAL
--------------------------------------------------------------------------------------------
Investments in Securities     $      -       $   99,975   $ 112,027,727      $ 112,127,702
--------------------------------------------------------------------------------------------
Other Investments             $      -       $        -   $                  $
--------------------------------------------------------------------------------------------

The changes in investments measured at fair value for which the Company used Level III inputs to determine fair values are as follows:

--------------------------------------------------------------------------------
Balance, March 31, 2008                                            $116,110,936
--------------------------------------------------------------------------------
Purchase (Sales), Net                                                 3,298,563
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Losses), Net                           (7,381,772)
--------------------------------------------------------------------------------
Balance, September 30, 2008                                         112,027,727
--------------------------------------------------------------------------------

Changes in Unrealized Gain (Losses) Related to
--------------------------------------------------------------------------------
     Investments Held at September 30, 2008                          (3,831,589)
--------------------------------------------------------------------------------

     Realized and unrealized gains (losses) recorded for Level III investments are reported as net realized gain from investments in securities and net change in unrealized appreciation from investment in securities in the Statement of Operations.

     B.   COMPANY EXPENSES

     The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; and expenses of meetings of the Board. The Company will also bear the management fee paid to the Investment Adviser.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   INCOME TAXES

     As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its share of the Company's taxable profit or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made. The Company does withhold on certain dividend income allocated to the Company from its investment in Portfolio Funds, for the Company's foreign partners.

     The Company adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Company.

     As of and during the period ended September 30, 2008, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Company did not incur any interest or penalties.

     The Company is not subject to examination by U.S. Federal Tax authorities or by state tax authorities for tax years before 2004.

     D.   CASH EQUIVALENTS

     The Company treats all interest bearing accounts and highly liquid financial instruments that mature within three months from the date of purchase as cash equivalents. At September 30, 2008, $11,004,106 was held in an interest bearing account at PNC Bank and $725,000 was held in a non-interest bearing account at PNC Bank.

     E.   ESTIMATES

     The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting year. Actual results could differ from these estimates.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------


3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses. As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

     At September 30, 2008, a related party held contributing member interests of $24,819,523 which is equal to approximately 19.94% of total members' capital.

     Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period.

     Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a contributing member during the period (an "Incentive Allocation") will be debited from the contributing member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the member's capital account balance during such calendar year, or such lesser period corresponding to such member's investment, attributable to the net profits credited to the member's capital account during such period (before deduction for Incentive Allocation) exceeds the hurdle rate. The hurdle rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a three month term). There was no accrued Incentive Allocation for the six months ended September 30, 2008.

     Each member of the Board ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), received an annual retainer of $10,000 plus a fee for each meeting attended.
     Currently, one Manager is an "interested person" of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, and investor related services. The Company pays

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------


     a monthly fee to the administrator based upon average net assets, subject to a minimum monthly fee, and reimburses certain of the administrator's expenses

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from redemption of Portfolio Funds for the six months ended September 30, 2008 amounted to $15,400,000 and $12,101,437 respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2008.

5.   RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

     The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that require the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

     Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity that an investment in the Portfolio Funds may provide. Were the Company to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Company might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Company fully liquidated its interest in the Portfolio Fund, the value of its remaining investment in the Portfolio Fund would

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5.   RISK FACTORS (CONTINUED)

     fluctuate. As of September 30, 2008, approximately 2% of the investments in Portfolio Funds by the Company were invested in side pockets.

6.   PORTFOLIO FUNDS

     The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceed 5% of the Company's members' capital at September 30, 2008.

     CRC Global Structured Credit Fund, LTD seeks to generate superior returns by investing primarily in asset backed securities and other collaterized debt obligations and structured credits. CRC Global Structured Credit Fund, LTD allows for redemptions as of the last business day of any calendar month.

     Ionic Capital LLC seeks to generate superior risk-adjusted returns in both rising and falling markets. Ionic Capital LLC allows for redemptions as of the last day of any calendar quarter falling on or after the twelfth calendar month-end after such member's initial capital contribution.

     Jetstream Global Fund, L.P. seeks to achieve growth of capital primarily by investing in common stocks and using short sales and leverage as significant strategies. Jetstream Global Fund, L.P. allows for redemptions as of the last day of each calendar quarter.

     Paulson Advantage, L.P. seeks to achieve capital appreciation through event-driven strategies. Paulson Advantage, L.P. allows for redemptions as of the last day of each calendar quarter.

7.   REPURCHASE OF COMPANY INTERESTS

     The Board may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board that the Company offer to repurchase interests from members four times each year, effective as of March 31st, June 30th, September 30th, and December 31st of each year.

8.   GUARANTEES

     In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established;

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

     however, based on the Company's experience, the risk of loss from such claims is considered remote

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS INFORMATION

                                 SIX MONTHS ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                SEPTEMBER 30, 2008       MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                   (UNAUDITED)             2008            2007             2006             2005
                              ---------------------  ---------------  ----------------  ---------------  ---------------
Total return before
      Incentive Allocation*           (6.08)%                4.02%           9.28%           10.73%             4.65%
Incentive Allocation                   0.00%                (0.64)%         (0.92)%          (1.09)%           (0.46)%
                                   ---------            ---------       ---------        ---------         --------
Total net return after
      Incentive Allocation*           (6.08)%                3.38%           8.36%            9.64%             4.19%
                                   =========            =========       =========        =========         =========

Net assets, end of year (000)      $124,228             $ 126,888       $ 112,104        $ 111,247         $ 197,301

Portfolio Turnover                       10%                   28%             45%              28%               27%

Annualized ratios to average net assets:

Net investment loss                   (1.37%)               (1.27)%         (1.32)%          (1.04)%           (1.27)%

Operating expenses, before
Incentive Allocation                   1.42%                 1.44%           1.55%            1.33%             1.34%
Incentive Allocation                   0.00%                 0.63%           0.84%            0.89%             0.43%
                                   ---------            ---------       ---------        ---------         --------
Operating expenses and
Incentive Allocation                   1.42%                 2.07%           2.39%            2.22%             1.77%
                                   =========            =========       =========        =========         =========

* Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions.

10.  SUBSEQUENT EVENTS

     For the period from October 1, 2008 to November 1, 2008, there were additional capital contributions of $1,025,426.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) - SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 and
(2) on the SEC's website at www.sec.gov. INFORMATION AS OF JUNE 30 EACH YEAR WILL GENERALLY BE AVAILABLE BY THE FOLLOWING AUGUST 31.

The Company files a complete portfolio schedule on Form N-Q with the SEC within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Lazard Alternative Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       11/20/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       11/20/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date                       11/20/08
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.